Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 2,210	$ 1,833
Accounts payable and accrued liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,210	1,833
Risk management liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Risk Management Liabilities	2	3
Risk management liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Risk Management Liabilities	2	3
Long-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	12,473	17,408
Long-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	344	1,152
Long-term Borrowings [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,338	862
Long-term Borrowings [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,465	2,138
Long-term Borrowings [Member] | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	9,326	13,256
Contingent Payment ([Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	148	143
Contingent Payment ([Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	79	15
Contingent Payment ([Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	69	113
Contingent Payment ([Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		15
Lease liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,697
Lease liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	277
Lease liabilities [member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	466
Lease liabilities [member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	410
Lease liabilities [member] | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 1,544
Other Nonderivative Financial Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		4
Other Nonderivative Financial Liabilities | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		1
Other Nonderivative Financial Liabilities | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		1
Other Nonderivative Financial Liabilities | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		$ 2